Investments (Investment in Leverage Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment in leveraged leases
Rental receivables, net	$ 87	$ 87
Estimated residual values	14	14
Subtotal	101	101
Unearned income	(35)	(32)
Investment in leases, net of non-recourse debt	$ 66	$ 69